Commitments and Contingencies (Details Narrative) $ in Thousands	Dec. 31, 2022 USD ($)
Acquisition of Vessels [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Other Commitment Due In Next Twelve Months	$ 451,000
Purchase of Scrubbers and BWT Systems [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Other Commitment Due In Next Twelve Months	$ 5,009